Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk and refinancing risk	Dec. 31, 2018	Dec. 31, 2017
Within 1 year
Risk information
Percentage of liquidity investments	74.00%	84.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	26.00%	16.00%
Later than three years
Risk information
Percentage of liquidity investments	0.00%	0.00%